Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Notional Value	$ 768,000
Customer-Related Positions [Member]
Derivative [Line Items]
Notional Value	651,844	$ 576,350
Fair Value, Assets	3,537	5,552
Fair Value, Liabilities	2,489	3,054
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value	178,701	156,886
Fair Value, Assets	2,007	3,782
Fair Value, Liabilities	438	99
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value	174,176	150,011
Fair Value, Assets	134	2
Fair Value, Liabilities	670	1,239
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Derivatives [Member]
Derivative [Line Items]
Notional Value	16,267	16,308
Fair Value, Assets	1	6
Fair Value, Liabilities	2	3
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	89,679	74,109
Fair Value, Assets	194	111
Fair Value, Liabilities	36	46
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value	85,211	69,941
Fair Value, Assets	36	46
Fair Value, Liabilities	176	81
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Futures [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	3,607	2,775
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Futures [Member] | Written [Member]
Derivative [Line Items]
Notional Value	3,941	4,090
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value	89,321	90,837
Fair Value, Assets	1,145	1,590
Fair Value, Liabilities	1,143	1,565
Customer-Related Positions [Member] | Foreign Exchange Option [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	805	519
Fair Value, Assets	19	14
Customer-Related Positions [Member] | Foreign Exchange Option [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value	805	519
Fair Value, Liabilities	19	14
Customer-Related Positions [Member] | Credit Contracts [Member]
Derivative [Line Items]
Notional Value	9,331	10,355
Fair Value, Assets	1	1
Fair Value, Liabilities	$ 5	$ 7